Fair Value Measurement - financial assets and liabilities at fair value accounting (Details) - FREYR AS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Redeemable preferred shares	$ 15,069	$ 7,574	$ 0
Warrant liability			93
Total fair value	15,069	7,574
Level 3
Liabilities
Redeemable preferred shares	15,069	7,574
Total fair value	$ 15,069	7,574
Fair value recurring basis
Liabilities
Redeemable preferred shares		7,574
Warrant liability			93
Total fair value		7,574	93
Fair value recurring basis | Level 3
Liabilities
Redeemable preferred shares		7,574
Warrant liability			93
Total fair value		$ 7,574	$ 93